WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 52.5%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	0.900%	3/25/24	$4,110,000	$3,889,891
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,068,224
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,760,000	2,604,008	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,475,542
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,006,126
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,105,106
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,279,438
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	717,529

Total Diversified Telecommunication Services				16,145,864

Entertainment - 0.4%
Magallanes Inc., Senior Notes	3.638%	3/15/25	2,300,000	2,180,239	(a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,540,000	1,379,760	(a)

Total Entertainment				3,559,999

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	332,105
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	710,000	707,748	(b)

Total Interactive Media & Services				1,039,853

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,441,178	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,315,535
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,800,000	3,708,943
Comcast Corp., Senior Notes	3.950%	10/15/25	2,810,000	2,732,282
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	66,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	223,479
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	82,112	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,610,000	2,579,609

Total Media				13,149,138

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	1,061,718	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,480,000	1,415,876
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	3,871,498

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	$900,000	$851,198
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	60,585

Total Wireless Telecommunication Services				7,260,875

TOTAL COMMUNICATION SERVICES				41,155,729

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 2.3%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,431,958
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,377,144	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,498,606	(a)
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,029,170
General Motors Co., Senior Notes	5.400%	10/2/23	600,000	600,328
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,044,344
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,820,000	2,600,678
Hyundai Capital America, Senior Notes	1.250%	9/18/23	2,150,000	2,068,850	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,940,000	2,859,674	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,860,000	3,643,587

Total Automobiles				19,154,339

Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	198,118
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,570,000	2,307,765
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,201,810
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	423,418
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,131,829
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	637,038
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	218,154
Sands China Ltd., Senior Notes	2.800%	3/8/27	420,000	334,335
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	148,853

Total Hotels, Restaurants & Leisure				6,601,320

Household Durables - 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	837,595

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	300,000	292,686
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,857,530
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	744,319
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	590,267
Amazon.com Inc., Senior Notes	3.300%	4/13/27	590,000	557,772

Total Internet & Direct Marketing Retail				4,042,574

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multiline Retail - 0.2%
Dollar General Corp., Senior Notes	3.250%	4/15/23	$470,000	$469,538
Target Corp., Senior Notes	2.250%	4/15/25	800,000	755,336

Total Multiline Retail				1,224,874

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/25	870,000	830,847
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	700,298
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	268,535
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,432,092

Total Specialty Retail				3,231,772

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	730,000	693,012

TOTAL CONSUMER DISCRETIONARY				35,785,486

CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,400,000	2,307,769

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	576,737

Food Products - 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	210,473

Household Products - 0.1%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,040,000	982,614	(a)
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	27,939

Total Household Products				1,010,553

Tobacco - 1.0%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,890,000	2,679,911
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	770,626
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	146,168	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,930,000	1,891,516
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	222,777
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,290,000	2,284,577

Total Tobacco				7,995,575

TOTAL CONSUMER STAPLES				12,101,107

ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,540,000	2,349,657
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,460,000	2,450,713
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	835,829

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	$1,380,000	$1,179,299	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,520,783
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,370,000	3,402,853
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,884,104
Energy Transfer LP, Senior Notes	4.250%	3/15/23	890,000	887,856
Energy Transfer LP, Senior Notes	4.500%	4/15/24	980,000	965,251
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	585,475
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	998,547
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,152,264
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,920,000	1,906,968
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	697,902
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	4,320,000	4,125,061
EOG Resources Inc., Senior Notes	2.625%	3/15/23	1,040,000	1,031,434
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,185,426	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	383,070
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,075,321
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	890,000	877,546
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,795,233
Kinder Morgan Energy Partners LP, Senior Notes	3.450%	2/15/23	1,160,000	1,154,798
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,150,000	2,115,899
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,747,516
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	761,719	(a)
MPLX LP, Senior Notes	4.500%	7/15/23	1,850,000	1,841,994
MPLX LP, Senior Notes	4.000%	2/15/25	3,380,000	3,264,867
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	1,997,973
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	117,627
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,450,000	1,359,397
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	856,872	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,230,000	1,200,603
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,170,812
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	451,512	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,460,000	2,293,956
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,100,000	2,023,330
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,840,000	1,955,589
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,130,000	1,988,291
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	160,141

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes
(3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	$40,000	$39,708	(c)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,144,404
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,300,000	1,282,703

TOTAL ENERGY				62,220,303

FINANCIALS - 23.4%
Banks - 16.7%
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,600,000	1,588,196
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	198,583
Banco Santander SA, Senior Notes	2.746%	5/28/25	3,200,000	2,929,516
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,083,021	(c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	8,440,000	7,498,909	(c)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	2,740,000	2,673,360	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	840,000	813,896	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	3,840,000	3,810,692	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,490,000	1,450,546	(c)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	675,192
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,429,756
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,260,000	1,160,622
Bank of Nova Scotia, Senior Notes	0.800%	6/15/23	1,300,000	1,267,910
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,220,000	1,169,873
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,179,561
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	567,205
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	244,019
BNP Paribas SA, Senior Notes	3.500%	3/1/23	1,610,000	1,599,924	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,009,183	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	872,939	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	768,312	(a)(c)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	3,070,000	2,986,916

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	$540,000	$489,400	(c)(d)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	6,900,000	6,753,924	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	3,090,000	2,898,371	(c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,426,333	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	2,919,321
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,510,599	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	463,054	(a)(c)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,729,994	(a)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,214,008	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	1,100,000	1,022,408	(a)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,680,000	3,541,405	(a)(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	230,000	225,848
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	3,460,000	3,181,353	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,160,000	1,121,873	(c)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,680,000	1,527,386	(c)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	405,210	(a)
JPMorgan Chase & Co., Senior Notes (0.697% to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	3,700,000	3,622,569	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	8,720,000	7,950,036	(c)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	920,000	890,844	(c)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	1,450,000	1,411,354	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,530,000	2,490,787	(c)

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	$1,410,000	$1,393,038	(c)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	682,627
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	362,361
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	3,160,000	3,048,568	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	574,187
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	1,620,000	1,545,808	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	258,661	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	280,000	261,009	(c)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,108,226	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,722,064	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	770,000	749,660	(a)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	978,231	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	886,336
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	710,000	700,196
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	3,340,000	3,216,765
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	957,730
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	2.901%	7/29/24	1,450,000	1,432,788	(c)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	480,775
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.538%	10/16/23	1,290,000	1,290,303	(c)
Swedbank AB, Senior Notes	3.356%	4/4/25	4,390,000	4,200,636	(a)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	2,820,000	2,741,436
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	1,150,000	1,119,008
US Bancorp, Senior Notes	3.375%	2/5/24	1,790,000	1,760,508
US Bancorp, Senior Notes	1.450%	5/12/25	930,000	854,750
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	3,713,883

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	$6,300,000	$6,153,777	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,329,480	(c)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	2,936,370	(c)

Total Banks				136,233,389

Capital Markets - 5.1%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	2,490,000	2,361,548
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	406,889
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	845,540	(c)
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,863,895
Credit Suisse AG, Senior Notes	1.000%	5/5/23	940,000	916,569
Credit Suisse AG, Senior Notes	0.520%	8/9/23	250,000	239,517
Credit Suisse AG, Senior Notes	3.625%	9/9/24	1,140,000	1,088,916
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	810,287
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	765,905	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,356,524	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	370,000	368,229
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,190,000	6,086,784
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	965,862
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. USD LIBOR + 1.201%)	3.272%	9/29/25	4,940,000	4,708,239	(c)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	686,383	(c)
Morgan Stanley, Senior Notes	3.700%	10/23/24	1,390,000	1,355,869
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	6,310,000	6,208,181	(c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,020,543	(c)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	3,400,000	3,303,888	(c)
UBS AG, Senior Notes	0.375%	6/1/23	1,990,000	1,929,665	(a)
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	924,446	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	898,153	(a)

Total Capital Markets				42,111,832

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.5%
American Express Co., Senior Notes	3.400%	2/22/24	$920,000	$903,956
American Express Co., Senior Notes	2.500%	7/30/24	460,000	440,949
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,960,000	2,770,681

Total Consumer Finance				4,115,586

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	826,959
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,661,126
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,050,000	1,032,872	(a)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	897,549	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	319,122	(a)

Total Diversified Financial Services				5,737,628

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	90,000	84,056
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,433,931	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	460,000	448,372	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	320,000	312,088	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	843,249	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	53,968	(a)

Total Insurance				3,175,664

TOTAL FINANCIALS				191,374,099

HEALTH CARE - 4.4%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	2.300%	11/21/22	2,040,000	2,035,195
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	2,898,861
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,770,000	2,638,065
AbbVie Inc., Senior Notes	2.950%	11/21/26	390,000	357,683
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	590,000	566,562
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	679,646

Total Biotechnology				9,176,012

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	580,000	564,073

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 2.4%
Centene Corp., Senior Notes	4.250%	12/15/27	$360,000	$330,057
Cigna Corp., Senior Notes	3.750%	7/15/23	2,364,000	2,347,623
Cigna Corp., Senior Notes	4.125%	11/15/25	2,090,000	2,032,124
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,485,251
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,070,000	2,009,092
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,570,000	1,450,529
Elevance Health Inc., Senior Notes	3.300%	1/15/23	930,000	926,909
Humana Inc., Senior Notes	0.650%	8/3/23	3,020,000	2,917,215
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	582,228
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	20,000	19,986
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	50,000	49,704
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,450,000	1,360,920
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	442,234
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	408,629
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	312,525
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,095,517

Total Health Care Providers & Services				19,770,543

Pharmaceuticals - 0.8%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,205,964
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	292,172
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,560,000	1,509,596
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,300,000	1,068,399
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	850,560

Total Pharmaceuticals				6,926,691

TOTAL HEALTH CARE				36,437,319

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,510,000	1,355,638	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,970,000	2,823,082
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,812,946
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,456,862
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,295,642
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	810,000	806,462

Total Aerospace & Defense				10,550,632

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.5%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	$880,000	$891,000
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,000,000	1,007,516	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	30,000	26,505	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	541,841	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	800,000	715,392	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,170,258	(a)

Total Airlines				4,352,512

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	57,992

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	439,573

Electrical Equipment - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	80,651	(a)

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.250%	2/14/24	2,150,000	2,109,385

Machinery - 0.2%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,070,000	1,932,247

Road & Rail - 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,174,596
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	22,000	22,093	(a)

Total Road & Rail				1,196,689

Trading Companies & Distributors - 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,900,000	1,776,482
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,571,493
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	676,000	654,706

Total Trading Companies & Distributors				5,002,681

TOTAL INDUSTRIALS				25,722,362

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	32,702	(a)

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	885,743
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,510,000	2,313,415
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	496,917

Total IT Services				3,696,075

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	$790,000	$774,778
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	216,132
Intel Corp., Senior Notes	3.700%	7/29/25	1,310,000	1,277,443
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	1,340,000	1,333,997
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	360,000	331,667
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	42,704
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	502,162
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,012,330

Total Semiconductors & Semiconductor Equipment				5,491,213

Software - 0.5%
Oracle Corp., Senior Notes	2.400%	9/15/23	1,050,000	1,024,966
Workday Inc., Senior Notes	3.500%	4/1/27	3,240,000	3,001,707

Total Software				4,026,673

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,350,000	2,158,095

TOTAL INFORMATION TECHNOLOGY				15,404,758

MATERIALS - 0.9%
Chemicals - 0.0%††
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	271,037	(a)

Metals & Mining - 0.7%
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	560,000	560,395	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	190,000	189,752	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	980,000	975,139	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,840,000	1,809,476	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	832,399	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	714,119
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	710,000	647,610

Total Metals & Mining				5,728,890

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,190,000	1,161,755	(a)

TOTAL MATERIALS				7,161,682

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	$390,000	$321,573	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	60,000	51,950

TOTAL REAL ESTATE				373,523

UTILITIES - 0.3%
Electric Utilities - 0.3%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,156,528
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,170,000	1,085,075

TOTAL UTILITIES				2,241,603

TOTAL CORPORATE BONDS & NOTES (Cost - $458,075,008)				429,977,971

ASSET-BACKED SECURITIES - 13.1%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	4.209%	5/25/32	20,886	20,385	(c)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	3.764%	4/25/33	508,805	466,962	(c)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	3.909%	8/25/33	2,800	2,794	(c)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	4.660%	1/20/32	980,000	964,153	(a)(c)
Allegro CLO Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	3.812%	10/21/28	1,068,930	1,056,100	(a)(c)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	4.128%	1/19/33	1,000,000	981,000	(a)(c)
American Express Credit Account Master Trust, 2018-9 A (1 mo. USD LIBOR + 0.380%)	3.198%	4/15/26	4,050,000	4,052,002	(c)
AMMC CLO Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	3.780%	10/17/31	3,140,000	3,085,505	(a)(c)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	3.888%	8/15/34	1,320,000	1,271,973	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	839,216	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,061,014	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	820,973	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	4.184%	11/20/30	$490,000	$477,683	(a)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	5.392%	10/20/35	1,150,000	1,144,250	(a)(c)(e)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	3.992%	1/15/35	1,050,000	1,018,368	(a)(c)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	5.843%	12/16/36	1,320,000	1,244,297	(a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	3.833%	4/24/29	702,226	697,129	(a)(c)
Blackrock DLF CLO Trust, 2021-1A A (3 mo. USD LIBOR + 1.350%)	4.090%	4/17/32	57,866	57,833	(a)(c)
BlueMountain CLO Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	3.592%	7/15/31	320,000	313,604	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	3.684%	7/25/36	750,000	678,764	(a)(c)
Capital One Multi-Asset Execution Trust, 2018-A2 A2 (1 mo. USD LIBOR + 0.350%)	3.168%	3/16/26	4,220,000	4,223,432	(c)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	3.710%	4/17/31	667,969	652,940	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	3.819%	7/27/31	376,896	370,158	(a)(c)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	3.760%	7/20/31	1,250,000	1,214,063	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	3.960%	7/20/30	350,000	344,844	(a)(c)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	1,912,003	1,821,826	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,604,248	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	4.312%	1/15/32	470,000	463,579	(a)(c)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	4.362%	10/15/31	580,000	577,687	(a)(c)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	3.562%	7/15/33	840,000	819,211	(a)(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,004	1,744	(c)
CWABS Revolving Home Equity Loan Trust, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	3.038%	2/15/29	551,281	517,315	(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	1,310,100	1,031,706	(a)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	4.231%	1/17/33	1,710,000	1,620,958	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	3.552%	4/15/34	$250,000	$242,877	(a)(c)
Enterprise Fleet Financing LLC, 2022-3-A2	4.380%	7/20/29	1,130,000	1,114,942	(a)
Fortress Credit BSL Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	4.180%	4/20/33	1,990,000	1,945,371	(a)(c)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	453,305	406,649	(a)
Galaxy CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	4.184%	11/22/31	450,000	438,927	(a)(c)
GCI Funding LLC, 2021-1 A	2.380%	6/18/46	611,800	523,384	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	3.810%	7/20/34	2,590,000	2,506,778	(a)(c)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	3.916%	10/29/29	561,507	555,314	(a)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	4.362%	8/5/33	1,980,000	1,927,960	(a)(c)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	4.482%	2/5/31	1,270,000	1,225,527	(a)(c)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	4.512%	5/5/32	1,080,000	1,055,827	(a)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	4.212%	5/5/30	1,423,496	1,404,817	(a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	636,432	512,540	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	5.427%	12/20/29	1,397,182	1,393,809	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	3.522%	4/15/31	500,000	490,827	(a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	3.838%	7/15/39	1,030,000	977,519	(a)(c)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	4.396%	4/26/31	650,000	628,539	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.970%	1/20/30	1,299,991	1,287,883	(a)(c)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	5.010%	1/20/30	750,000	724,021	(a)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	4.060%	1/20/33	1,360,000	1,321,612	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,145,243	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	454,237	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	3.939%	9/17/36	1,320,000	1,267,497	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	$1,410,000	$1,240,800	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	4.029%	12/25/35	380,000	349,849	(c)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. USD LIBOR + 0.300%)	3.384%	1/25/37	420,000	404,513	(c)
KKR Financial CLO Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.512%	4/15/31	460,000	449,720	(a)(c)
LCM Loan Income Fund Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	3.820%	7/16/31	690,000	678,020	(a)(c)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	3.752%	7/15/27	72,389	72,171	(a)(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	3.860%	10/18/31	730,000	715,561	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	3.344%	6/25/46	40,169	38,020	(a)(c)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	920,000	860,078	(a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	5.174%	6/19/37	1,450,000	1,433,718	(a)(c)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	4.073%	10/16/36	1,060,000	1,021,915	(a)(c)
Midocean Credit CLO, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	4.034%	2/20/31	1,300,000	1,273,774	(a)(c)
Midocean Credit CLO, 2018-9A B (3 mo. USD LIBOR + 1.750%)	4.460%	7/20/31	1,750,000	1,692,359	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.310%	10/20/30	250,000	239,229	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	4.384%	3/25/66	1,940,000	1,933,639	(a)(c)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	3.684%	12/26/69	789,864	769,593	(a)(c)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	3.734%	11/25/52	296,783	292,142	(a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	4.023%	4/20/62	1,310,000	1,248,954	(a)(c)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	681,410	600,806	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	3.758%	4/19/30	500,000	493,589	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	3.800%	4/16/33	600,000	586,468	(a)(c)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	3.868%	10/19/31	$250,000	$244,354	(a)(c)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,320,000	1,306,652	(a)
Ocean Trails CLO, 2019-7A AR (3 mo. USD LIBOR + 1.010%)	3.750%	4/17/30	1,530,769	1,507,348	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	3.846%	4/26/31	970,000	952,602	(a)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	3.905%	2/14/31	260,000	254,072	(a)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	3.770%	1/20/31	1,150,000	1,128,298	(a)(c)
Octagon Investment Partners Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	3.870%	7/20/34	750,000	730,307	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	3.998%	5/23/31	240,000	234,960	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	450,889	373,703
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	399,730	337,482
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	4.784%	5/20/31	720,000	699,264	(a)(c)
OZLM Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.832%	4/30/27	114	114	(a)(c)
Parliament Funding Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.250%)	3.960%	10/20/31	1,950,000	1,901,928	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	3.790%	4/20/34	350,000	339,829	(a)(c)
Santander Drive Auto Receivables Trust, 2021-2 B	0.590%	9/15/25	1,717,134	1,708,505
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	5.452%	6/22/30	690,000	671,094	(a)(c)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	4.059%	12/25/33	19,025	18,436	(c)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	3.324%	10/25/46	1,420,000	1,183,709	(c)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	3.603%	12/15/38	1,150,015	1,111,879	(c)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	3.583%	6/15/39	815,919	767,422	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	3.563%	12/15/39	$455,728	$431,175	(c)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	4.043%	3/15/33	39,957	39,200	(a)(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	840,974	817,035	(a)(c)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	2.953%	1/25/40	1,427,721	1,352,165	(c)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	573,254	547,763	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	3.548%	1/15/53	528,994	508,376	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	566,116	493,824	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	970,000	819,427	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	88,125	80,265	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	1,444,666	1,266,985	(a)
Structured Asset Securities Corp., 2004-SC1 A	7.910%	12/25/29	5,767	4,966	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	3.654%	10/25/36	372,049	363,580	(a)(c)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.583%	5/25/31	498,536	410,683	(a)(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	3.635%	11/15/38	250,000	244,111	(a)(c)
Symphony CLO Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	4.383%	7/23/33	1,040,000	1,000,721	(a)(c)
Symphony CLO Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	3.700%	4/16/31	260,000	255,299	(a)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	3.581%	1/17/32	1,200,000	1,188,187	(a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	911,601	779,422	(a)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	3.640%	1/18/29	623,354	616,686	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.662%	10/15/31	350,000	340,375	(a)(c)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	3.552%	1/15/32	820,000	800,320	(a)(c)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	3.639%	5/25/36	1,340,000	1,186,895	(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	3.913%	7/24/32	1,350,000	1,318,596	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	4.003%	10/24/34	$610,000	$590,583	(a)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	3.732%	10/15/34	660,000	634,948	(a)(c)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	4.002%	7/15/32	300,000	294,835	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $111,617,225)				107,323,114

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 11.8%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	3.704%	11/25/35	65,465	58,211	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	3.692%	10/15/38	1,650,000	1,565,501	(a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	4.073%	11/17/38	858,558	845,253	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	3.534%	1/16/37	1,271,082	1,215,049	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.247%	9/25/32	8,957	8,563	(c)
Banc of America Mortgage Trust, 2003-C B1	2.688%	4/25/33	42,214	11,440	(c)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,280,000	1,216,659
BANK, 2022-BNK39 XA, IO	0.535%	2/15/55	60,786,614	1,808,122	(c)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	3.404%	1/25/47	86,587	74,813	(c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,076,590
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	4.518%	9/15/38	990,000	926,604	(a)(c)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	3.668%	11/15/38	1,980,000	1,904,048	(a)(c)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	3.739%	12/15/38	1,320,000	1,266,207	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	3.518%	9/15/36	1,000,000	956,277	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	3.507%	10/15/38	1,540,212	1,479,173	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	6.708%	10/15/38	924,127	854,308	(a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	3.835%	1/17/39	1,270,000	1,219,944	(a)(c)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	3.507%	10/15/36	330,000	315,169	(a)(c)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	568,342	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	3.717%	10/15/36	$1,650,000	$1,568,497	(a)(c)
BX Trust, 2021-ARIA D (1 mo. USD LIBOR + 1.895%)	4.713%	10/15/36	930,000	865,334	(a)(c)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	5.960%	10/15/36	990,000	885,679	(a)(c)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	3.454%	10/15/26	1,640,000	1,563,215	(a)(c)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	4.755%	9/15/34	1,170,000	1,050,211	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	3.845%	1/15/39	1,290,000	1,243,010	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	895,048	(c)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,270,000	997,978	(a)(c)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.646%	2/25/37	6,915	6,526	(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	3.384%	8/25/35	1,405	1,298	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	3.664%	10/25/35	11,779	10,970	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	3.284%	1/25/36	2,690	2,417	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	330,000	321,646	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	856,699
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.524%	3/25/37	19,972	19,028	(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	286,120	254,408	(a)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	3.504%	7/25/36	90,198	86,969	(a)(c)
CSMC Trust, 2014-11R 15A2	3.130%	1/27/36	634,472	598,399	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,435,953	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	317,923	284,549	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	5.818%	12/15/35	1,350,000	1,345,113	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	3.493%	2/19/45	14,009	13,549	(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	496,469	415,747	(a)(c)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	$1,177,403	$996,980	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	3.519%	11/15/38	2,310,000	2,204,080	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	3.898%	7/15/38	1,411,314	1,369,284	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	62,264	61,724
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	3.168%	11/15/40	11,182	11,179	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	5.384%	1/25/50	230,000	211,209	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	4.934%	2/25/50	179,386	176,727	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	4.281%	12/25/50	1,211,129	1,191,486	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	4.081%	1/25/51	203,170	194,348	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	4.281%	4/25/42	407,396	403,535	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	5.181%	4/25/42	590,000	558,263	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	710,000	649,577	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	919,404	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	814,745	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.984%	11/25/24	$135,297	$139,914	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	7.084%	5/25/30	370,000	375,328	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.634%	7/25/30	410,000	409,337	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	7.334%	1/25/31	190,000	193,147	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	5.184%	10/25/39	73,006	72,624	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	5.134%	1/25/40	141,701	139,735	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	5.381%	3/25/42	540,000	507,122	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	194,098	173,558
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	47,923	44,414
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	18,902	18,622	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	40,893	42,169	(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.173%	2/20/60	27,589	27,483	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	3.043%	3/20/60	247,019	245,635	(c)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	3.493%	5/20/60	342,586	342,892	(c)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	2.687%	10/20/60	661,526	655,441	(c)

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.707%	8/20/58	$593,064	$588,603	(c)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.807%	11/20/60	793,297	787,672	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.857%	1/20/61	66,334	65,865	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.857%	12/20/60	98,581	97,825	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.807%	2/20/61	132,715	131,663	(c)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.857%	2/20/61	78,025	77,491	(c)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.827%	8/20/61	324,699	322,530	(c)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	2.857%	7/20/62	2,264,022	2,245,913	(c)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.887%	10/20/62	101,757	101,522	(c)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.877%	10/20/62	86,911	86,340	(c)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	2.697%	12/20/62	917,263	908,997	(c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.757%	3/20/63	350,852	347,131	(c)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.827%	6/20/63	90,044	89,419	(c)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.827%	6/20/63	37,504	37,211	(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.827%	5/20/63	$35,662	$35,389	(c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	2.664%	4/20/70	2,475,768	2,450,136	(c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	2.584%	9/20/71	2,572,396	2,529,556	(c)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	2.808%	4/20/72	2,458,906	2,426,251	(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	3.768%	10/15/36	990,000	935,262	(a)(c)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	5.568%	5/15/38	1,000,000	938,300	(a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	690,000	591,248	(a)(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	3.584%	5/25/37	42,363	40,184	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	3.624%	11/25/36	745,289	561,019	(c)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	3.804%	1/25/35	46,981	37,438	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	820,071
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,350,000	1,092,903	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	5.008%	6/15/38	1,320,000	1,238,584	(a)(c)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,654,699	808,625	(a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	967,765	916,631	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.440%)	3.524%	12/25/36	18,430	19,444	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	8,390	6,299	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	7.068%	11/15/36	625,000	588,302	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	5.968%	11/15/38	980,000	926,250	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	2.818%	3/25/33	41,112	33,407	(c)

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.726%	2/25/34	$6,736	$6,499	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	2.726%	2/25/34	286,767	276,703	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	222,488	214,005
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.668%	11/15/34	299,326	292,800	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.001%	12/15/51	24,177,806	917,567	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	4.468%	5/15/36	587,447	573,139	(a)(c)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	4.637%	3/30/25	1,220,000	1,220,000	(a)(c)(g)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	3.596%	11/15/23	1,654,529	1,584,378	(a)(c)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	337,656	314,991	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	140,220	132,727	(a)(c)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	559,913	524,261	(a)(c)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,292,837	1,141,855	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,111,454	959,716	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	3.302%	10/15/36	904,694	857,234	(a)(c)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	4.981%	12/27/33	1,320,000	1,277,967	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	4,083	1,870
Ready Capital Mortgage Financing LLC, 2021- FL7 A (1 mo. USD LIBOR + 1.200%)	4.284%	11/25/36	1,646,232	1,581,836	(a)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	3.634%	5/25/37	498,687	384,604	(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.713%	6/20/33	94,897	90,702	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	5.218%	5/15/38	920,000	859,243	(a)(c)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,411,369	1,273,058	(a)(c)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	8.845%	2/15/39	1,543,345	1,461,624	(a)(c)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	3.846%	1/15/39	$1,290,000	$1,239,659	(a)(c)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	3.549%	11/15/38	1,650,000	1,576,945	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	3.640%	11/15/36	1,450,000	1,390,767	(a)(c)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	3.408%	10/15/34	1,650,000	1,570,153	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.683%	3/25/34	52,664	50,093	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.557%	3/25/35	86,215	72,264	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	3.043%	6/25/35	6,656	6,025	(c)
Structured Asset Securities Corp., 2005-RF3 2A	3.392%	6/25/35	103,905	93,372	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	287,883	(c)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	4.742%	7/15/36	2,200,000	2,041,437	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	4.943%	11/11/34	793,879	748,200	(a)(c)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	3.764%	6/25/44	298,297	275,184	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.371%	11/25/60	900,000	757,439	(a)(c)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	682,516	(a)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,221,232
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.562%	8/20/35	3,265	3,139	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.206%	6/25/33	14,519	13,844	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	2.983%	4/25/35	11,158	10,537	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	3.904%	12/25/45	22,403	20,850	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	2.604%	10/25/46	380,445	343,830	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $103,267,557)				96,478,107

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	$1,010,000	$903,347

U.S. Government Obligations - 10.9%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	815,710
U.S. Treasury Notes	0.125%	5/31/23	38,340,000	37,346,761
U.S. Treasury Notes	0.250%	6/15/24	22,220,000	20,756,171
U.S. Treasury Notes	3.000%	6/30/24	17,450,000	17,072,030
U.S. Treasury Notes	0.250%	6/30/25	20,000	17,954
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,063,248
U.S. Treasury Notes	2.750%	7/31/27	9,400,000	8,852,891

Total U.S. Government Obligations				88,924,765

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $93,446,782)				89,828,112

MORTGAGE-BACKED SECURITIES - 4.2%
FHLMC - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	75,168	71,339
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	3,623,560	3,332,361
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/51	864,284	732,304
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	493,586	483,820
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	3.122%	6/1/43	101,893	102,006	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.182%)	1.784%	8/1/51	4,529,215	4,080,992	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	19,776	19,920
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	27,566	28,796
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	61,002	55,189

Total FHLMC				8,906,727

FNMA - 2.8%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	64,252	65,236
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	29	29
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	2,500,000	2,321,876	(e)
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	3,221,003	2,955,918
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	3,300,000	3,216,224	(e)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	10/1/40-10/1/51	$3,134,735	$2,662,304
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	370,940	302,857
Federal National Mortgage Association (FNMA)	2.500%	10/1/51	1,900,000	1,594,627	(h)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	6,189,937	6,183,633	(e)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	382,222	359,374
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.532%	9/1/37	368,382	376,813	(c)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.925%	11/1/51	2,637,506	2,390,045	(c)

Total FNMA				22,428,936

GNMA - 0.3%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	4,439	4,548
Government National Mortgage Association (GNMA)	6.500%	8/15/34	61,899	64,388
Government National Mortgage Association (GNMA)	7.000%	3/15/36	19,802	20,887
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	193,398	173,655
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	176,496	164,446
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	99,496	91,490
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	13,274	12,623
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-1/20/49	221,632	215,347
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	148,628	126,893
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	1,100,000	1,027,512	(h)
Government National Mortgage Association (GNMA) II	4.500%	10/1/51	200,000	191,492	(h)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.097%)	2.733%	7/20/60	18,328	18,317	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.077%)	3.685%	8/20/60	344,747	351,816	(c)

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.228%)	4.062%	7/20/60	$44,828	$44,963	(c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	4.270%	2/20/60	231,371	232,742	(c)

Total GNMA				2,741,119

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $36,531,215)				34,076,782

SENIOR LOANS - 1.3%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	8/15/25	744,201	722,496	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.870%	4/30/25	496,094	488,474	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.870%	2/1/27	496,164	478,589	(c)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	5.615%	9/18/26	487,640	482,155	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	5.318%	1/31/28	750,000	717,604	(c)(i)(j)

TOTAL COMMUNICATION SERVICES				2,889,318

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	4/30/26	750,000	711,720	(c)(i)(j)

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	6.505%	9/23/26	496,222	481,762	(c)(i)(j)

Hotels, Restaurants & Leisure - 0.1%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.865%	12/23/24	485,012	474,655	(c)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	5.121%	11/30/23	489,124	487,510	(c)(i)(j)

Total Hotels, Restaurants & Leisure				962,165

Specialty Retail - 0.1%
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	6.063%	2/17/28	744,332	681,064	(c)(i)(j)

TOTAL CONSUMER DISCRETIONARY				2,836,711

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	29

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	5.134%	8/4/28	$744,361	$714,322	(c)(i)(j)

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	6.164%	3/20/28	744,332	676,319	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	11/5/28	750,000	734,062	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.118%	1/13/29	500,000	480,470	(c)(i)(j)

Total Diversified Financial Services				1,890,851

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	6.365%	7/31/27	496,222	420,052	(c)(i)(j)

TOTAL FINANCIALS				2,310,903

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.115%	10/1/26	741,630	724,757	(c)(i)(j)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	12/30/26	744,275	725,668	(c)(i)(j)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	4.936%	2/24/25	750,000	731,659	(c)(i)(j)

Total Road & Rail				1,457,327

TOTAL INDUSTRIALS				2,182,084

TOTAL SENIOR LOANS (Cost - $11,422,699)				10,933,338

SOVEREIGN BONDS - 0.5%
Qatar - 0.1%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	740,000	738,120	(b)

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	1,420,000	1,389,638	(a)

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	742,298

See Notes to Schedule of Investments.

30	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$830,000	$829,510	(a)

TOTAL SOVEREIGN BONDS (Cost - $3,887,243)				3,699,566

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $108.25	10/21/22	93	93,000	37,055
U.S. Treasury 5-Year Notes Futures, Call @ $110.75	10/21/22	56	56,000	2,625
U.S. Treasury 5-Year Notes Futures, Call @ $111.50	10/21/22	48	48,000	1,500

TOTAL PURCHASED OPTIONS (Cost - $92,966)				41,180

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $818,340,695)				772,358,170

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.6%
COMMERCIAL PAPER - 3.5%
Banco Santander SA	4.189%	2/16/23	10,500,000	10,337,198	(k)(l)
Svenska Handelsbanken AB	3.890%	2/16/23	6,000,000	5,913,426	(k)(l)
Toronto Dominion Bank	4.020%	2/16/23	12,650,000	12,461,563	(k)(l)

TOTAL COMMERCIAL PAPER (Cost - $28,752,539)				28,712,187

U.S. TREASURY BILLS - 0.7%
U.S. Treasury Bills	2.285%	10/25/22	1,960,000	1,956,970	(l)
U.S. Treasury Bills	2.847%	12/1/22	1,960,000	1,950,677	(l)
U.S. Treasury Bills	3.759%	3/2/23	1,960,000	1,929,919	(l)

TOTAL U.S. TREASURY BILLS (Cost - $5,840,317)				5,837,566

U.S. GOVERNMENT AGENCIES - 0.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $3,838,107)	3.936%	3/24/23	3,890,000	3,818,662	(l)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	31

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $15,969,168)	2.799%	15,969,168	$15,969,168	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $54,400,131)			54,337,583

TOTAL INVESTMENTS - 101.0% (Cost - $872,740,826)			826,695,753
Liabilities in Excess of Other Assets - (1.0)%			(8,315,496)

TOTAL NET ASSETS - 100.0%			$818,380,257

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Fund held TBA securities with a total cost of $2,958,285.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Rate shown represents yield-to-maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $15,969,168 and the cost was $15,969,168 (Note 2).

See Notes to Schedule of Investments.

32	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.25	144	$360,000	$(11,700)
90-Day Eurodollar Futures, Call	12/19/22	97.00	283	707,500	(12,381)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.25	195	195,000	(30,469)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $431,530)					$(54,550)

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	9/23	$724,131	$717,112	$(7,019)
3-Month SOFR	333	3/25	80,695,880	80,182,238	(513,642)
90-Day Eurodollar	163	12/22	39,521,605	38,838,825	(682,780)
90-Day Eurodollar	51	3/23	12,121,477	12,150,112	28,635
90-Day Eurodollar	68	6/23	16,411,473	16,206,950	(204,523)
90-Day Eurodollar	129	12/23	31,356,833	30,801,975	(554,858)
U.S. Treasury 2-Year Notes	449	12/22	93,677,063	92,220,391	(1,456,672)
U.S. Treasury 5-Year Notes	802	12/22	87,954,268	86,221,264	(1,733,004)

					(5,123,863)

Contracts to Sell:
3-Month SOFR	831	3/24	199,787,043	198,962,175	824,868
U.S. Treasury 10-Year Notes	359	12/22	42,324,688	40,230,438	2,094,250
U.S. Treasury Long-Term Bonds	22	12/22	3,018,182	2,780,937	237,245

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	33

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
U.S. Treasury Ultra Long-Term Bonds	6	12/22	$901,264	$822,000	$79,264

					3,235,627

Net unrealized depreciation on open futures contracts					$(1,888,236)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At September 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$8,310,000	11/18/23	3.970%*	CPURNSA*	$(30,651)	$260,335
25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	14,425	(336,210)
19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	425	(527,364)
8,310,000	11/18/26	CPURNSA*	3.370%*	73,296	(174,328)
9,440,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(16,138)	576,128
7,370,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(10,117)	(675,835)
7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	2,613	432,843
4,288,000	8/15/28	1.130% annually	Daily SOFR Compound annually	33,524	552,336

See Notes to Schedule of Investments.

34	Western Asset Short-Term Bond Fund 2022 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$122,000	8/15/28	1.220% annually	Daily SOFR Compound annually	$(179)	$16,274
	4,801,000	4/30/29	3.270% annually	Daily SOFR Compound annually	(84,053)	203,396

Total	$95,141,000				$(16,855)	$327,575

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.39 Index	$13,128,000	12/20/27	1.000% quarterly	$(45,061)	$(8,810)	$(36,251)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2022 Quarterly Report	35

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

36

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

37

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$429,977,971	—	$429,977,971
Asset-Backed Securities	—	107,323,114	—	107,323,114
Collateralized Mortgage Obligations	—	96,478,107	—	96,478,107
U.S. Government & Agency Obligations	—	89,828,112	—	89,828,112
Mortgage-Backed Securities	—	34,076,782	—	34,076,782
Senior Loans	—	10,933,338	—	10,933,338
Sovereign Bonds	—	3,699,566	—	3,699,566
Purchased Options	$41,180	—	—	41,180

Total Long-Term Investments	41,180	772,316,990	—	772,358,170

Short-Term Investments†:
Commercial Paper	—	28,712,187	—	28,712,187
U.S. Treasury Bills	—	5,837,566	—	5,837,566
U.S. Government Agencies	—	3,818,662	—	3,818,662
Money Market Funds	15,969,168	—	—	15,969,168

Total Short-Term Investments	15,969,168	38,368,415	—	54,337,583

Total Investments	$16,010,348	$810,685,405	—	$826,695,753

Other Financial Instruments:
Futures Contracts††	$3,264,262	—	—	$3,264,262
Centrally Cleared Interest Rate Swaps††	—	$2,041,312	—	2,041,312

Total Other Financial Instruments	$3,264,262	$2,041,312	—	$5,305,574

Total	$19,274,610	$812,726,717	—	$832,001,327

38

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$54,550	—	—	$54,550
Futures Contracts††	5,152,498	—	—	5,152,498
Centrally Cleared Interest Rate Swaps††	—	$1,713,737	—	1,713,737
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	36,251	—	36,251

Total	$5,207,048	$1,749,988	—	$6,957,036

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,720,381	$330,491,669	330,491,669	$318,242,882	318,242,882

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$253,598	—	$15,969,168

39